Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of other receivables and prepayments [Abstract]
Referral services		$ 98,762
Advance to service providers	$ 8,005	458,702
Deposits for leases due within one operating period	534	1,905
Interest receivables		138,432
The buyer of convertible notes	5,419,972
Prepaid tax	61,211	57,232
Others	82,039	110,796
Other receivables and prepayments	5,571,761	865,829
Allowance for doubtful accounts	(65,558)	(103,433)
Total	$ 5,506,203	$ 762,396